NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

13.          NONCONTROLLING INTEREST

Changes in the noncontrolling interest of MEC are shown in the following table:

Years ended December 31,	2011	2010	2009
Noncontrolling interest, beginning of year	$—	$—	$24,182
MEC’s stock-based compensation	—	—	23
Disgorgement payment received from noncontrolling interest(i)	—	—	420
Comprehensive income (loss):
Net loss attributable to the noncontrolling interest	—	—	(6,308)
Other comprehensive income (loss) attributable to the noncontrolling interest:
Change in fair value of interest rate swaps, net of taxes	—	—	79
Foreign currency translation adjustment	—	—	(74)
Reclassification to income upon deconsolidation of MEC (note 1(d))	—	—	(18,322)
Noncontrolling interest, end of year	$—	$—	$—

(i)                                     In January 2009, MEC received notice from an institutional shareholder holding more than 10% of MEC’s outstanding shares that such institution had completed various transactions involving MEC Class A Stock which were determined to be in violation of Section 16 of the Securities Exchange Act of 1934 (the “Act”). In efforts to regain compliance with Section 16 of the Act, the institution was required to file reports with the SEC of the institution’s holdings in, and transactions involving, MEC Class A Stock and determined that, based on transactions completed in 2003 and 2004, a disgorgement payment of $0.4 million, representing “short-swing profits” realized by the institution, was required to be made to MEC. The Company accounted for the cash receipt as an increase to the noncontrolling interest in MEC.